SUPPLEMENT TO THE COMMON CLASS PROSPECTUS

                 CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND

The following information supercedes certain information contained in the fund's Prospectus.

The following information replaces the table set forth on page 8 of the fund's prospectus:

                          AVERAGE ANNUAL TOTAL RETURNS

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                                    ONE YEAR   FIVE YEARS    LIFE OF   INCEPTION
 PERIOD ENDED 12/31/03:               2003      1999-2003     CLASS      DATE
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 RETURN BEFORE TAXES                  44.60%      6.84%       8.59%     9/30/96
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 RETURN AFTER TAXES
 ON DISTRIBUTIONS                     44.60%      6.05%       7.83%
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 RETURN AFTER TAXES ON
 DISTRIBUTIONS AND SALE
 OF FUND SHARES                       28.99%      5.58%       7.15%
--------------------------------------------------------------------------------
 MSCI WORLD INDEX1
 (REFLECTS NO DEDUCTION FOR
 FEES, EXPENSES OR TAXES)             33.76%     -0.39%       6.20%
--------------------------------------------------------------------------------
 RUSSELL MIDCAP GROWTH INDEX2
 (REFLECTS NO DEDUCTION FOR
 FEES, EXPENSES OR TAXES)             42.73%      2.01%       7.25%
--------------------------------------------------------------------------------

1 The Morgan Stanley Capital International World Index is a free float-adjusted market capitalization index that is designed to measure global developed-market equity performance. It is the exclusive property of Morgan Stanley Capital International Inc.

2 The Russell MidCap Growth Index measures the performance of those companies in the Russell MidCap Index with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company.

Dated: September 22, 2004                                          WPISF-16-0904
                                                                   2004-034